Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Beginning Balance			$ 4,072
Impact of favorable court ruling			(4,072)
Additional information related to unrecognized tax benefits
Portion of benefits recognized, that affect the effective tax rate, principal amount			4,072
Portion of benefits recognized, that affect the effective tax rate, interest amount			4,025
Interest expense related to prior periods unrecognized tax benefits	$ 0	$ 0	390
Accrued penalties related to the unrecognized tax benefits	$ 0	$ 0	$ 0